CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 12:-	CONVERTIBLE BONDS

In November 2006, the Company raised $3,156.5 through the issuance of Units consisting of Convertible Bonds and Warrants. Units valued at $2,500 were issued to Brevan Howard Master Fund Limited (“BH”), and Units valued at $656.5 were issued to Special Situation Funds (“SSF”), based on the participation rights provided in a private placement during 2005, which were existing shareholders of the Company. According to their original terms, the Convertible Bonds mature three years from the date of issuance and bear interest at an annual rate of 8% (which was updated as described below). Any withholding and other taxes payable with respect to the interest will be grossed up and paid by the Company (approximately 3% of the principal of the bonds), payment of interest will be net of any tax. Subject to certain redemption provisions, as described below, the Convertible Bonds may be converted at any time, at the option of the investors, into the Company's ordinary shares at an original conversion price of $5 per share (see amendment below). The investors were also granted warrants entitling them to acquire a total of 134,154 ordinary shares at an original exercise price of $5 per share during the next five years (see amendments below). In respect of this transaction, the Company paid approximately $215 cash as issuance expenses and granted an option to acquire up to 25,000 shares of the Company to a third party, exercisable at an original $5 per share. The fair market value of this grant option was $40.

If the Company fails to fulfill certain conditions, the investors may accelerate repayment of the principal amount of $3,156.5 of the Convertible Bonds, in which case all interest payable until maturity date will immediately become due and payable.

The Company has determined that the embedded conversion feature should not be separated from the host instrument because it qualifies for equity classification. Therefore the transaction was accounted for in accordance with ASC Topic 470 - 20, "Debt - Debt with Conversion and Other Options”.

In November 2007, due to a breach of certain conditions of the convertible bonds, the investors had the right to accelerate the repayment of the principal amount of the bonds with all the interest payable until the maturity date of the bonds. However, the Company signed an amendment to the agreement with the investors under which the Company was required to pay to one of the investors the abovementioned interest amount ($276) (with any withholding and other taxes payable with respect to the interest (approximately 3% of the principal of the bonds)) and in respect of the other investors, the Company changed the conversion ratio of the bonds to $4.25. In consideration, the investors waived their right to accelerate the repayment of the bonds. The Company accounted for this amendment as a modification of the bonds.

In June 2008, following a breach of the amended terms of the convertible bonds, the Company reached an agreement with BH (with a principal amount of $2,500), under which, among other things, the investor waived the Company's compliance with certain covenants under its Convertible Bonds, in exchange for:

a.	Increasing the interest rate to 10% starting March 31, 2008. Any withholding and other taxes payable with respect to the interest will be grossed up and paid by the Company (approximately 3% of the principal of the bonds).

b.	Reducing the exercise price of the bond and the warrants to $3 and $2.8, respectively.

c.	The Company undertook to place a fixed charge on all income and/or rights in connection with a certain European Airport Project. This charge shall be senior to any indebtedness and/or other pledge and encumbrance, but shall, however, be subject to certain rights of the Company to use part of the income.

d.	Certain anti-dilution rights with respect to the warrants held by the investor.

In addition, under certain circumstances, the investor might have the right to demand early payment of partial or full amount of the Convertible Bonds (up to the $2,500 as mentioned above). The Company accounted for the amendment as an extinguishment of the Bonds.

Due to the breach of certain convertible bond covenants, the Company had to recognize, in 2008, financial expenses in the amount of $553, to accelerate deferred expenses in the amount of $138 and to accelerate the remaining discount amounts (attributed to warrants and the beneficial conversion feature) in the amount of $724. In addition, as of December 31, 2008, the Convertible Bond was classified as a current liability

On August 12, 2009, the Company entered into a bond Amendment Agreement (the “Amendment Agreement”) with BH, with principal amount of $2,500, pursuant to the Amendment Agreement, in exchange for security in certain assets of the Company, inter alia all incomes and/or rights in connection therewith to which the Company and its Subsidiaries are and shall be entitled as a result of the Slovakian Project Arbitral Award, and on all amounts in connection with the project related to the arbitration, the Company and the investor agreed to waive compliance and amend certain provisions of the Bond to, among other things, (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days afterward, (ii) release the Company from certain payments upon the completion of certain payments of principal and interest due under the Bond, (iii) make monthly payments of $41 against the total amount due under the Bond over an eight (8) year period, and (iv) increase the number of warrants granted to 159,375 and amend their exercise price to $0.40 per share . The modification was determined to be a debt extinguishment.

On November 9, 2009, the Company entered into an Amendment Agreement (the “Amendment Agreement”) with SSF, the other investor (with a principal amount of $624), pursuant to the Amendment Agreement, in exchange for security in certain assets of the Company, the Company and SSF agreed to waive compliance and amend certain provisions of the Bond to, among other things, (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days afterward, (ii) release the Company from certain payments upon the completion of certain payments of principal and interest due under the Bond, (iii) make monthly payments of $10 against the total amount due under the Bond over an eight (8) year period, (iv) reducing the exercise price of the bond and the warrants to $3 and $0.40, respectively and, (v) increase the number of warrants granted to 31,238. The modification was determined to be a debt extinguishment.

As of December 31, 2009, in light of the above amendments, total principal amount of $430 was presented among current liabilities and a total principal amount of $2,624 was presented among long-term liabilities. In addition, an amount of $1,693 (including interest and penalties that it was agreed to be paid after the principal amount is paid), was presented among long-term loan and others.

In January 2010, the Company received the investors' consent to sell its EAC and CSMS businesses (as described in Note 1b.). In addition, the Company created a specific (fixed) charge in favor of the investors on the intellectual property rights belonging to the remaining RFID business of the Company.

On August 24, 2010, BH entered into an Absolute Assignment and Transfer of Bond and Warrant (“Assignment”) with Sigma Wave Ltd. (“Sigma”), an Israeli company and a major shareholder of the Company. Pursuant to the Assignment, BH absolutely transfers, assigns and makes over unto Sigma all of its rights, title, obligations and interest in the Convertible Bonds and warrants accruing or growing due and outstanding as at the Closing Date (which later was determined as September 16, 2010) to BH, and BH effective as of and from the Closing Date further assigns and transfers unto Sigma all of its rights and interests in the Company pledged rights and/or assets, and BH effective as of and from the Closing Date further assigns and transfers unto Sigma all of its rights and interests in deeds, documents, writings, papers, books of account and other books relating to or being records of the Convertible Bonds and warrants or by which the Convertible Bonds and warrants are or may hereafter be secured, evidenced, acknowledged or made payable.

The Company gave its consent to the Assignment on July 28, 2010.

The Assignment had no impact on the Company’s assets or liabilities or its financial results.

On March 30, 2011, the Company entered into a financing agreement with Sigma that entitles the Company to refinance the short-term obligations under the Convertible Bonds held by Sigma on a long-term basis. Pursuant to the agreement, and subject to certain conditions and covenants, Sigma postponed all mature amounts relating to principal and interest as of December 31, 2010, to January 1, 2012. In addition, the agreement required that interest amounts with respect to fiscal 2011 will become due during July 2011 and thereafter. As a consequence of the financing agreement, as of December 31, 2010, the Company’s total outstanding debt to Sigma under the Convertible Bonds was $4,262, of which $2,453 was presented among convertible bonds (long-term balance) and $1,810 was presented among long-term loan and others. As of December 31, 2010, the Company was in compliance with the covenants under the amended Convertible Bonds agreements with respect to bonds held by SSF.

With respect to an arrangement that was subject to the approval of the board of directors, following such an approval, on August 4, 2011,Sigma had accepted the Company's debt arrangement proposal for an amount of $1,000 debt under the Convertible Bonds in accordance with the proposed arrangement of the extinguishment of liabilities (see Note 1d). The Company allotted Sigma a total of 4,444,444 ordinary shares of the Company (which number was determined on June 30, 2011) and recorded an amount of $778 as a gain on extinguishment of debts based on the difference between the carrying amount of the liability extinguished ($1,000) and the fair value of the ordinary shares granted ($222), which was credited directly to share capital ($74) and additional paid-in capital ($148).

On November 8, 2011, SSF sold, assigned and transferred to Mr. Eliyahu Trabelsi (see Note 14f) all of their rights under the Convertible Bonds and warrants.

On December 5, 2011, the Company received from the Head of the Execution Office in Israel a foreclosure order in accordance with section 44 to the Israeli Execution Law Records, vol. 1967, in respect of convertible bonds held by Sigma, up to an amount of NIS3,903,866 (approximately $1,022 as of December 31, 2011). The Company acted in accordance with the order’s instructions and recorded the said foreclosure.

On December 31, 2011, Sigma had accepted the Company's debt arrangement proposal for an amount of $1,806 of the outstanding debt amount in accordance to the proposed arrangement of the extinguishment of liabilities (see Note 1d). The Company committed to issue Sigma 8,025,000 of its ordinary shares as full repayment of such amount. In accordance with ASC Topic 470-50-40, the Company recorded an amount of $1,083 as a gain on extinguishment of debts based on the difference between the carrying amounts of the liabilities extinguished ($1,806) and the fair value of the ordinary shares granted ($723), which was credited directly to “amount of liability extinguished on account of shares”. The actual allotment of 8,025,000 ordinary shares to a trustee of Sigma was completed in April 2012.

On December 31, 2011, Mr. Eliyahu Trabelsi had accepted the Company's debt arrangement proposal for an amount of $241 of the outstanding debt amount in accordance with the proposed arrangement of the extinguishment of liabilities (see Note 1d). The Company committed to issue Mr. Eliyahu Trabelsi 1,069,400 of its ordinary shares as full repayment of such amount. In accordance with ASC Topic 470-50-40, the Company recorded an amount of $145 as a gain on extinguishment of debts based on the difference between the carrying amounts of the liabilities extinguished ($241) and the fair value of the ordinary shares granted ($96), which was credited directly to “amount of liability extinguished on account of shares”. The actual allotment of 1,069,400 ordinary shares to Mr. Eliyahu Trabelsi was completed in April 2012.

As of December 31, 2011 and the filing date of these financial statements, the Company was not in compliance with the covenants under the amended Convertible Bonds and as a result the remaining balance of the Convertible Bonds were classified as a current liability. Due to the breach of the covenants under the amended Convertible Bonds, the Company had to recognize additional monthly 3% interest on payments that were not paid according to the amended Convertible Bonds. The additional interest expenses amounted to $271 during the year ended December 31, 2011.